Business Combinations (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) entity	Dec. 31, 2014 USD ($) entity
Business Acquisition [Line Items]
Business combinations	$ 6,614,000	$ 250,000
Segment Roto-Rooter [Member] | PENNSYLVANIA and NEBRASKA [Member]
Business Acquisition [Line Items]
Number of businesses acquired | entity	2
Business combinations	$ 6,600,000
Segment Roto-Rooter [Member] | IDAHO
Business Acquisition [Line Items]
Number of businesses acquired | entity		1
Business combinations		$ 250,000